COMMITMENTS AND CONTINGENCIES (Details - Future minimum lease payments) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 779,087
2025	798,556
2026	818,518
2027	838,984
2028	859,856
Thereafter	3,183,571
Total undiscounted future minimum lease payments	7,278,572
Less: Impact of discounting	(2,270,767)
Total present value of operating lease obligation	5,007,805
Current portion	(779,087)	$ (696,869)
Operating lease obligation, less current portion	$ 4,228,718	$ 4,542,943